Revenue - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statements [Line Items]
Revenue from contracts with customers	¥ 561,184	¥ 461,340	¥ 444,964
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	¥ 3,919	¥ 2,380	¥ 4,562
Bottom of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	1 year	1 year
Top of range [member]
Statements [Line Items]
Remaining performance obligation expected timing of satisfaction	3 years	3 years